Balance Sheet (Parenthetical) - CIK 0001816261 Executive Network Partnering Corp [Member] - $ / shares	Mar. 24, 2021	Jul. 17, 2020	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred stock par value			$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares authorized			1,000,000	1,000,000	1,000,000
Preferred stock shares issued			0	0	0
Preferred stock shares outstanding			0	0	0
Common Class A [Member]
Temporary Equity, Par or Stated Value Per Share			$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity shares issued			41,400,000	41,400,000	41,400,000
Temporary equity shares outstanding			41,400,000	41,400,000	41,400,000
Temporary equity redemption price per share			$ 10.03	$ 10.00	$ 10.00
Common stock par value			$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized			380,000,000	380,000,000	380,000,000
Common stock shares issued			614,000	614,000	614,000
Common stock shares outstanding			614,000	614,000	614,000
Stockholders' equity note, stock split	2.5:1
Common Class B [Member]
Common stock par value			$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized			1,000,000	1,000,000	1,000,000
Common stock shares issued			300,000	300,000	300,000
Common stock shares outstanding	300,000	120,000	300,000	300,000	300,000
Stockholders' equity note, stock split	2.5:1	100:1
Common Stock Class F [Member]
Common stock par value			$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized			50,000,000	50,000,000	50,000,000
Common stock shares issued			828,000	828,000	828,000
Common stock shares outstanding			828,000	828,000	828,000